Revenue - Jansen Agreement (Details) - USD ($)			1 Months Ended			12 Months Ended
	Jul. 31, 2023	May 31, 2023	Sep. 30, 2021	Dec. 31, 2020	May 31, 2020	Dec. 31, 2023	Dec. 31, 2022
Research and license agreement
Revenue
Development milestones payment received			$ 1,000,000.0
Janssen Biotech Inc
Revenue
Deferred revenue at beginning of period						$ (35,000,000)	$ (1,527,000)
Deferral of revenue						0	(35,000,000)
Recognized during the period						0	1,490,000
Foreign currency translation difference						0	37,000
Deferred revenue at end of period						(35,000,000)	$ (35,000,000)
Development milestones payment received				$ 1,000,000.0
Buy-up Fee Amount						35,000,000.0
Janssen Biotech Inc | Research and license agreement
Revenue
Non-refundable upfront payment received					$ 8,000,000.0
Term of agreement					2 years
Years of sale for royalties payable							10 years
Deferred revenue at beginning of period						$ 0
Deferred revenue at end of period							$ 0
Development milestones payment received		$ 2,500,000					$ 0
Proceeds From Milestone Payment	$ 2,500,000